EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

19. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares at no par value.

In February 2022, the Company issued the first phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $118,000, for the acquisition of ZJIOT. The Company agreed to issue to the shareholders of ZJIOT a total of approximately 20,154 restricted ordinary shares in three phases, conditioned upon the satisfaction of certain performance targets.

In March 2022 and July 2022, the Company issued 2,000 ordinary shares with a fair value of $23,100 to a consultant as a compensation for his service.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In April 2023, the Company issued the second phase of approximately 6,718 restricted ordinary shares with a fair value of approximately $49,000, for the acquisition of ZJIOT, upon the satisfaction of certain performance targets.

In May 2023, the Company issued 50,000 restricted shares to a consultant as its service compensation for the service period from May 26, 2023 to May 25, 2024. The fair value of the 50,000 ordinary shares was $340,000, which was amortized over the service period.

In May 2023, the Company issued 200,000 ordinary shares with fair value of approximately $1,360,000 to certain directors, executive officers, and employees as compensations for their services.

In July 2023, the Company issued 4,339 and 43,394 ordinary shares, as commitment fee shares to an investor, with fair value of approximately $23,000 and $230,000, respectively, pursuant to a public standby equity purchase agreement and a private standby equity purchase agreement.

In August 2023, the Company issued 80,000 ordinary shares to a certain investor at $4.626 per share, which generated net proceeds of $370,080 for the Company.

In October 2023, the Company issued a total of 300,000 ordinary shares to a certain investor at $1.97 and $1.84 per share, which generated net proceeds of $570,200 for the Company.

In November 2023, the Company issued 200,000 ordinary shares to a certain investor at $1.37 per share, which generated net proceeds of $274,000 for the Company.

In December 2023, the Company issued a total of 420,000 ordinary shares to a certain investor at $1.24 and $1.11 per share, respectively, which generated net proceeds of $494,800 for the Company.

In January 2024, the Company issued a total of 580,000 ordinary shares to an investor at $1.21 and $1.06 per share, respectively, which generated net proceeds of $656,800 for the Company.

In February 2024, the Company issued a total of 310,000 ordinary shares to an investor at $1.09 and $1.08 per share, respectively, which generated net proceeds of $336,300 for the Company.

In March 2024, the Company issued a total of 590,000 ordinary shares to an investor at $1.06, $0.99, and $0.945 per share, respectively, which generated net proceeds of $584,050 for the Company.

In March 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $50,000 of partial principal and accrued interest with a conversion price at $0.8790 per share into 56,882 ordinary shares of the Company.

In April 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $0.8579 per share into 87,422 ordinary shares of the Company.

In May 2024, the Company issued a total of 1,380,000 ordinary shares to an investor at $0.77, $0.663, and $0.65 per share, respectively, which generated net proceeds of $951,240 for the Company.

In May 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $0.6670 per share into 149,925 ordinary shares of the Company.

In June 2024, the Company issued 580,000 ordinary shares to an investor at $0.62 per share, which generated net proceeds of $359,600 for the Company.

In July 2024, the Company issued 600,000 ordinary shares to an investor at $0.60 per share, which generated net proceeds of $360,000 for the Company.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In August 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $100,000 of partial principal and accrued interest with a conversion price at $0.4776 per share into 209,380 ordinary shares of the Company.

In September 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $0.3274 per share into 229,077 ordinary shares of the Company.

In October 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted an amount of $75,000 of partial principal and accrued interest with a conversion price at $0.4466 per share into 167,935 ordinary shares of the Company.

In November 2024, the holder of the Company’s convertible promissory note issued in September 2023 converted partial principal and accrued interest in an amount of $75,000 and the remaining principal and accrued interest in an amount of $102,507 into 229,498 and 322,147 ordinary shares of the Company, with a conversion price at $0.3268 and $0.3182 per share, respectively.

In November 2024, the Company issued a total of 1,200,000 ordinary shares to an investor at $0.382 and $0.30 per share, respectively, which generated a total of net proceeds of $417,400 for the Company.

In December 2024, the Company issued a total of 1,800,000 ordinary shares to an investor at $0.29 and $0.272 per share, respectively, which generated net proceeds of $504,000 for the Company.

In December 2024, the Company issued 2,000,000 ordinary shares with fair value of approximately $820,400 to certain directors, executive officers, and employees as compensations for their services.

(b) Stock-based compensation

The following table provides the details of the share-based payments expense during the year ended December 31, 2024, 2023, and 2022:

	For the Year Ended
	December 31, 2024		December 31, 2023		December 31, 2022
Employees and directors share-based payments	$820,400	(a)	$1,360,000	(a)	$-
Shares issued for services	$136,000	(a)	$204,000	(a)	$23,100	(a)
	$956,400		$1,564,000		$23,100

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five hundred thousand ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On July 24, 2020, the Company granted options to employees and directors to purchase an aggregate of 33,335 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.3 million at the date of the grant. The contractual life is three years.

Stock option activity for the year ended December 31, 2023 and 2022 is summarized as follows:

			Weighted Average Remaining
	Options	Weighted Average	Contractual Life	Aggregated Intrinsic
	Outstanding*	Exercise Price*	(Year)	Value
Outstanding at January 1, 2022	29,768	$24.0	1.6	$714,400
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(1,518)	$24.0	-	-
Outstanding at December 31, 2022	28,250	$24.0	0.6	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(400)	$24.0	-	$-
Expired	(27,850)	$24.0	-	$-
Outstanding at December 31, 2023	-	-	-	-

There were no stock options granted to employees during the year ended December 31, 2024, 2023 and 2022. There was no option exercised during the years ended December 31, 2024, 2023 and 2022. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2024, 2023 and 2022.

As of December 31, 2024 and 2023, no unrecognized compensation expense related to non-vested share options expected to be recognized.

*	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan and its amendment, for the years ended December 31, 2024, 2023 and 2022, the Company issued nil, nil and nil stock options and warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil, $ nil and $ nil for the years ended December 31, 2024, 2023 and 2022, respectively. During the year ended December 31, 2024, no options or warrants were exercised.

The warrants and the stock options granted to non-employees in 2021 and 2022 have all been expired as of December 31, 2024.

As of December 31, 2024 and 2023, there was no stock options and warrants outstanding and exercisable.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS